Taxes - Tax loss carryforwards, maturity (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 30,040	$ 26,618	$ 32,536
Adjustments in deferred income tax assets		$ 3,847
NOLs usage limit	30.00%
2023
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 270
2024
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	224
2025
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	1,450
2026
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	5,639
2027
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	224
2028
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	794
2029
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	476
2030
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	366
2031 and thereafter
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	3,715
No expiration (Brazil and Colombia)
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 16,882